ACCOUNTS PAYABLE AND EQUIPMENT PROJECT PAYABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Equipment Project Payables

	March 31, 2024	December 31, 2023
Trade payables	$4,330	$4,701
Supply chain finance programs	1,672	1,642
Equipment project payables	1,039	1,096
Non-income based tax payables	468	461
Accounts payable and equipment project payables	$7,509	$7,900

Accounts Payable and Equipment Project Payables

As of December 31,	2023	2022
Trade payables	$4,701	$4,234
Supply chain finance programs(a)	1,642	2,521
Equipment project payables	1,096	1,167
Non-income based tax payables	461	431
Total accounts payable and equipment project payables	$7,900	$8,353

(a)	During the fourth quarter of 2023, Wind and Power made prepayments of $473 million and $185 million, respectively, related to supply chain finance programs.